Investments (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Portfolio
The following is a summary of the Company’s investment portfolio (in thousands):

	As of September 30, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
Investments:
Current marketable securities:
U.S treasury securities	$54,678	$12	$(13)	$54,677
U.S. government-sponsored agency securities	7,396	3	—	7,399
Commercial paper	5,878	1	(1)	5,878
Corporate debt securities	80,813	42	(10)	80,845

Total	$148,765	$58	$(24)	$148,799

Schedule of Fair Value of Company's Investments, by Contractual Maturity	The following table shows the fair value of the Company’s investments, by contractual maturity, as of September 30, 2025 (in thousands):

	Due within one year	Due after one year through five years	Total
Contractual Maturities:
U.S. treasury securities	$34,554	$20,123	$54,677
U.S. government-sponsored agency securities	7,399	—	7,399
Commercial paper	5,878	—	5,878
Corporate debt securities	42,534	38,311	80,845

Total			$148,799